Refund of General and Administrative Expense	3 Months Ended
Sep. 30, 2012
Refund Of General And Administrative Expense
Refund of General and Administrative Expense

6 REFUND OF GENERAL AND ADMINISTRATIVE EXPENSE

In August 2012, the Company received a refund of fees it had paid to its prior transfer agent for services to be performed in the prior calendar year.  The Company switched its transfer agent services in March 2012 resulting in the refund of the fees.